CONVERTIBLE NOTES	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
CONVERTIBLE NOTES

NOTE 7 – CONVERTIBLE NOTES

Convertible notes consisted of the following at June 30, 2023 and December 31, 2022:

	June 30, 2023	December 31, 2022

1800 Diagonal convertible note #1, 9% interest, due July 2023	-	85,000
1800 Diagonal convertible note#2, 9% interest, due September 2023	-	64,250
1800 Diagonal convertible note #3, 9% interest, due October 2023	42,773	122,488
1800 Diagonal convertible note #4, 9% interest, due March 2024	104,250	-
Mast Hill convertible note, 12% interest, due March 2023 (in default)	250,000	250,000
Blue Lake convertible note, 12% interest, due March 2023 (in default)	250,000	250,000
International Real Estate Development, 5% interest, due March 2024	8,900,000	-
Total convertible notes	$9,547,023	$771,738
Less discounts	(63,345)	(213,081)

Total convertible notes, net of discount	9,483,678	558,657

Less current portion	(9,483,678)	(558,657)

Total convertible notes, net of discount - long term	$-	$-

Mast Hill Fund, L.P (“Mast note”)- In default

On March 23, 2022, the Company issued a convertible promissory note pursuant to which it borrowed gross proceeds of $250,000 for net proceeds of $211,250, net of issuance costs of $13,750 and original issuance discount of $25,000. The interest rate under the convertible promissory note is 12% per year, and the principal and all accrued but unpaid interest are due on March 23, 2023. The note requires eight (8) mandatory monthly installments of $35,000 starting in July 2022.

Additionally, as an incentive to the note holder, the securities purchase agreement also provided for the issuance of 225,000 shares of common stock with fair value of approximately $101,000, which were fully earned at issuance, and 343,750 warrants to purchase an equivalent number of shares of common stock at an exercise price of $0.80 and a term of five years. The note is convertible upon an event of default at the noteholder’s option into shares of our common stock at a fixed conversion price of $0.35, subject to standard anti-dilutive rights and down round protection. The conversion price of the convertible debt and the strike price of the warrants should be adjusted to the new effective conversion price following subsequent dilutive issuances.

During the six months ended June 30, 2023, the Company converted approximately $81,730 of interest and default premium into 834,760 shares of common stock.

The principal balance owed to Mast Hill Fund was $250,000 as of June 30, 2023 and December 31, 2022. The Company incurred approximately $13,200 of interest during the six months ended June 30, 2023. Accrued interest totaled approximately $25,180 and $23,700 as of June 30, 2023 and December 31, 2022.

The Company is in default as the Company (i) consummated a variable rate transaction with another lender and (ii) failed to make the required installment payment as required under the terms of the agreement. Upon event of default, the Company is required to pay the outstanding principal plus accrued interest and a default penalty which is equal to 25% of the principal and accrued interest.

As of June 30, 2023 and December 31, 2022, the default penalty was $0 and $68,426, respectively. During the six months ended June 30, 2023, the Company recognized an additional $1,615 of default penalty for a total amount of $70,000, which was fully converted into shares of common stock during the six months ended June 30, 2023.

The Company initially recognized $219,832 of debt discount resulting from the original issue discount, the deferred financing costs, the fair value assigned to the commitment shares and the warrants. The Company amortized $50,742 through interest expenses during the six months ended June 30, 2023.

The balance of the unamortized debt discount was $0 and $50,742 as of June 30, 2023 and December 31, 2022.

Blue Lake Partners LLC (“Blue Lake note”) – In default

On March 28, 2022, the Company issued a convertible promissory note pursuant to which it borrowed gross proceeds of $250,000 for net proceeds of $211,250, net of issuance costs of $13,750 and original issuance discount of $25,000. The interest rate under the convertible promissory note is 12% per year, and the principal and all accrued but unpaid interest are due on March 28, 2023. The note requires eight (8) mandatory monthly installments of $35,000 starting in July 2022. Additionally, as an incentive to the note holder, the securities purchase agreement provided for the issuance of 225,000 shares of common stock with fair value of approximately $101,000, which were fully earned at issuance, and 343,750 warrants for the purchase of an equivalent number of shares of common stock at an exercise price of $0.80 and a term of five years.

The note is convertible upon an event of default at the noteholder’s option into shares of our common stock at a fixed conversion price of $0.35, subject to standard anti-dilutive rights and down round provisions. With the issuance of a variable rate transaction with any new investor, the conversion price of the convertible debt and the strike price of the warrants should be adjusted down to the new effective conversion price.

The principal balance owed to Blue Lake was $250,000 as of June 30, 2023 and December 31, 2022. The Company incurred approximately $13,400 of interest during the six months ended June 30, 2023. Accrued interest totaled approximately $36,740 and $23,400 as of June 30, 2023 and December 31, 2022.

The Company is in default of the note as the Company (i) consummated a variable rate transaction with another lender and (ii) failed to make the required installment payment as required under the terms of the agreement. The Company has not yet received any default notice from the investor. Upon event of default, the Company is required to pay the outstanding principal plus accrued interest and a default penalty which is equal to 25% of the principal and accrued interest.

As of June 30, 2023 and December 31, 2022, the Company accrued $68,344 as default penalty, which is presented in accounts payable and accrued interest in the consolidated balance sheet.

The Company initially recognized $219,607 of debt discount resulting from the original issue discount, the deferred financing costs, the fair value assigned to the commitment shares and the warrants. The Company amortized $53,097 through interest expenses during the six months ended June 30, 2023.

The balance of the unamortized debt discount was $0 and $53,097 as of June 30, 2023 and December 31, 2022.

1800 Diagonal Lending Inc. (“Diagonal note”)

Diagonal note #1

On July 28, 2022, the Company issued a convertible promissory note pursuant to which it borrowed gross proceeds of $85,000 for net proceeds of $80,750, net of issuance costs of $4,250. Interest rate under the convertible promissory note is 9% per year, and the principal and all accrued but unpaid interest are due on July 28, 2023. At any time after issuance, the note is convertible into shares of our common stock at the greater of a fixed rate or discount to the market price. The note includes a prepayment feature at a premium of 25% from the issuance date and up to 180 days. The note includes a 50% penalty premium on unpaid principal and interest upon an event of default.

During the six months ended June 30, 2023, the Company converted $15,000 of principal into 242,404 shares of common stock. The Company repaid $111,594 from a related party note (note 8) for the outstanding principal and accrued interest and default interest.

The principal balance of Diagonal note #1was $0 and $85,000 as of June 30, 2023 and December 31, 2022. The Company incurred approximately $37,900 of interest expenses during the six months ended June 30, 2023. Accrued interest was $0 and $3,700 as of June 30, 2023 and December 31, 2022.

The Company initially recognized $4,250 of debt discount resulting from the original issue discount and the deferred financing costs. The Company amortized $1,060 through interest expenses during the six months ended June 30, 2023. The balance of the unamortized debt discount was $0 and $2,479 as of June 30, 2023 and December 31, 2022.

Diagonal note #2

On September 2, 2022, the Company issued a convertible promissory note pursuant to which it borrowed gross proceeds of $64,250 for net proceeds of $60,000, net of issuance costs of $4,250. Interest rate under the convertible promissory note is 9% per year, and the principal and all accrued but unpaid interest are due on September 2, 2023. At any time after issuance, the note is convertible into shares of our common stock at the greater of a fixed conversion rate or discount to the market price. The note includes a prepayment feature at a premium of 25% from the issuance date and up to 180 days. The note includes a 50% penalty premium on unpaid principal and interest upon an event of default.

The Company repaid $11,798 in cash for the outstanding principal and accrued interest and default interest. The Company repaid $71,000 from a related party note (note 8) for the outstanding principal and accrued interest and default interest.

The principal balance owed to Diagonal was $0 and $64,250 as of June 30, 2023 and December 31, 2022. The Company incurred approximately $16,620 of interest expenses during the six months ended June 30, 2023. Accrued interest was $0 and $1,900 as of June 30, 2023 and December 31, 2022. The Company reversed $27,019 as part of the debt extinguishment following extinguishment of the debt.

The Company amortized $16,200 of debt discount through interest expenses during the six months ended June 30, 2023. The balance of the unamortized debt discount was $0 and $42,876 as of June 30, 2023 and December 31, 2022.

Diagonal note #3

On October 17, 2022, the Company issued a convertible promissory note pursuant to which it borrowed gross proceeds of $142,276 for net proceeds of $122,782, net of issuance costs of $19,494. Interest under the convertible promissory note is 10% per year, and the note includes a guaranteed twelve-month coupon or $14,227.

The maturity date of the note is October 17, 2023. The convertible note is contingently convertible upon an event of default, and the conversion price is the greater of a fixed rate or a discount to the market price. The note requires ten (10) monthly installment payments of $15,650 starting on November 30, 2022.

The Company incurred approximately $14,227 of interest expenses and paid $1,423 of interest during the year ended December 31, 2022. Accrued interest was $12,804 as of December 31, 2022.

During the six months ended June 30, 2023, the Company repaid $5,691 of interest and repaid $79,715 of principal.

The Company initially recognized $19,494 of debt discount resulting from the original issue discount and the deferred financing costs. The Company amortized $9,747 through interest expenses during the six months ended June 30, 2023. The balance of the unamortized debt discount was $5,686 and $15,433 as of June 30, 2023 and December 31, 2022.

The balance of the Diagonal note #3 was $42,773 and $122,488 as of June 30, 2023 and December 31, 2022, respectively. Diagonal #3 is current as the Company paid all the required monthly installments.

Diagonal note #4

On March 3, 2023, the Company issued a convertible promissory note pursuant to which it borrowed gross proceeds of $104,250 for net proceeds of $100,000, net of issuance costs of $4,250. Interest under the convertible promissory note is 9% per year and a default coupon of 22%.

The maturity date of the note is March 3, 2023. At any time after issuance, the note is convertible into shares of our common stock at the greater of a fixed conversion rate or discount to the market price. The note includes a prepayment feature at a premium of up to 25% from the issuance date and up to 180 days. The note includes a 50% penalty premium on unpaid principal and interest upon an event of default.

International Real Estate Development, LLC. (“IRED”)- In default

On January 1, 2023, the Company issued a convertible promissory note pursuant to the acquisition of RCVD for a total principal of $8,900,000, carrying a 5% coupon and maturing on March 31, 2024. The convertible note is payable in quarterly installment of $2,225,000 starting on March 31, 2023. The convertible note includes a twelve percent (12%) default interest. The Company failed to make the first installment in accordance with the terms of the agreement.

The convertible note is convertible commencing on April 1, 2023 at the option of the holder into shares of common stock at a 10% discount to market price. The Company can prepay the convertible note at any time.

The Company incurred $222,500 of interest during the six months ended June 30, 2023. Accrued interest was $222,500 as of June 30, 2023. The balance was $8,900,000 as of June 30, 2023.

NOTE 7 – CONVERTIBLE NOTES

Convertible notes consisted of the following at December 31, 2022, and 2021:

	December 31, 2022	December 31, 2021

1800 Diagonal convertible note #1, 9% interest, due July 2023	85,000	-
1800 Diagonal convertible note#2, 9% interest, due September 2023	64,250	-
1800 Diagonal convertible note #3, 9% interest, due October 2023	122,488	-
Mast Hill convertible note, 12% interest, due March 2023 (in default)	250,000	-
Blue Lake convertible note, 12% interest, due March 2023 (in default)	250,000	-
Total convertible notes	$771,738	$-
Less discounts	(213,081)	-

Total convertible notes, net of discount	558,657	-

Less current portion	(558,657)	-

Total convertible notes, net of discount - long term	$-	$-

Sixth Street Lending LLC

On February 4, 2022, the Company issued a convertible promissory note pursuant to which it borrowed gross proceeds of $116,200 for net proceeds of $100,000, net of issuance costs of $3,750 and original issuance discount of $12,450. The interest rate under the convertible promissory note is 10% per year, and the principal and all accrued but unpaid interest are due on February 4, 2023. The note requires ten (10) mandatory monthly installments of $12,782 (including a guaranteed twelve-month coupon of $16,200) starting in March 2022.

The note is convertible upon an event of default at the noteholder’s option into shares of our common stock at the greater of a fixed conversion price or 25% discount to the trading price of the Company’s common stock, subject to standard anti-dilutive rights.

During the year ended December 31, 2022, the Company paid its required monthly installments for aggregate amount of $127,820, consisting of $116,200 of principal and $11,620 applied against accrued interest.

The Company initially recognized $16,200 of debt discount resulting from the original issue discount and the deferred financing costs. The Company amortized the full $16,200 through interest expense during the year ended December 31, 2022.

As of December 31, 2022, the Company fully paid off all balances due to Sixth Street Landing LLC.

Mast Hill Fund, L.P (“Mast note”)- In technical default

On March 23, 2022, the Company issued a convertible promissory note pursuant to which it borrowed gross proceeds of $250,000 for net proceeds of $211,250, net of issuance costs of $13,750 and original issuance discount of $25,000. The interest rate under the convertible promissory note is 12% per year, and the principal and all accrued but unpaid interest are due on March 23, 2023. The note requires eight (8) mandatory monthly installments of $35,000 starting in July 2022.

Additionally, as an incentive to the note holder, the securities purchase agreement also provided for the issuance of 225,000 shares of common stock with fair value of approximately $101,000, which were fully earned at issuance, and 343,750 warrants to purchase an equivalent number of shares of common stock at an exercise price of $0.80 and a term of five years. The note is convertible upon an event of default at the noteholder’s option into shares of our common stock at a fixed conversion price of $0.35, subject to standard anti-dilutive rights. The conversion price of the convertible debt and the strike price of the warrants should be adjusted to the new effective conversion price following subsequent dilutive issuances.

During the year ended December 31, 2022, the Company did not pay any principal or interest on the Mast note. During the year ended December 31, 2022, the Company was able to extend the required amortization payments at three instances, pursuant to the terms of the underlying agreement, for a total penalty paid of $10,500. The principal balance owed to Mast Hill Fund is $250,000 as of December 31, 2022. Accrued interest totaled approximately $23,700 as of December 31, 2022.

The Company is in technical default as the Company (i) consummated a variable rate transaction with another lender and (ii) failed to make the required installment payment as required under the terms of the agreement. The Company has not yet received any default notice from the investor. Upon event of default, the Company is required to pay the outstanding principal plus accrued interest and a default penalty which is equal to 25% of the principal and accrued interest.

As of December 31, 2022, the Company accrued $68,426 as default penalty, which is presented in accounts payable and accrued liabilities in the consolidated balance sheet.

The Company initially recognized $219,832 of debt discount resulting from the original issue discount, the deferred financing costs, the fair value assigned to the commitment shares and the warrants. The Company amortized $169,090 through interest expense during the year ended December 31, 2022. The balance of the unamortized debt discount is $50,742 as of December 31, 2022. The Company recognized additional interest of approximately $71,000 from the fair value of the warrants in the year ended December 31, 2022.

The Company incurred approximately $23,700 of interest expenses during the year ended December 31, 2022. Accrued interest was $23,700 as of December 31, 2022.

Blue Lake Partners LLC (“Blue Lake note”) – In technical default

On March 28, 2022, the Company issued a convertible promissory note pursuant to which it borrowed gross proceeds of $250,000 for net proceeds of $211,250, net of issuance costs of $13,750 and original issuance discount of $25,000. The interest rate under the convertible promissory note is 12% per year, and the principal and all accrued but unpaid interest are due on March 28, 2023. The note requires eight (8) mandatory monthly installments of $35,000 starting in July 2022. Additionally, as an incentive to the note holder, the securities purchase agreement provided for the issuance of 225,000 shares of common stock with fair value of approximately $101,000, which were fully earned at issuance, and 343,750 warrants for the purchase of an equivalent number of shares of common stock at an exercise price of $0.80 and a term of five years.

The note is convertible upon an event of default at the noteholder’s option into shares of our common stock at a fixed conversion price of $0.35, subject to standard anti-dilutive rights. With the issuance of a variable rate transaction with any new investor, the conversion price of the convertible debt and the strike price of the warrants should be adjusted down to the new effective conversion price.

During the year ended December 31, 2022, the Company did not pay any principal or interest on the Blue Lake note. The principal balance owed to Blue Lake Partners is $250,000 as of December 31, 2022. Accrued interest totaled approximately $23,400 as of December 31, 2022.

The Company is in technical default of the note as the Company (i) consummated a variable rate transaction with another lender and (ii) failed to make the required installment payment as required under the terms of the agreement. The Company has not yet received any default notice from the investor. Upon event of default, the Company is required to pay the outstanding principal plus accrued interest and a default penalty which is equal to 25% of the principal and accrued interest.

As of December 31, 2022, the Company accrued $68,344 as default penalty, which is presented in accounts payable and accrued interest in the consolidated balance sheet.

The Company initially recognized $219,607 of debt discount resulting from the original issue discount, the deferred financing costs, the fair value assigned to the commitment shares and the warrants. The Company amortized $166,510 through interest expenses during the year ended December 31, 2022. The balance of the unamortized debt discount is $53,097 as of December 31, 2022. The Company recognized additional interest of approximately $71,000 from the fair value of the warrants in the year ended December 31, 2022.

1800 Diagonal Lending Inc. (“Diagonal note”)

Diagonal note #1

On July 28, 2022, the Company issued a convertible promissory note pursuant to which it borrowed gross proceeds of $85,000 for net proceeds of $80,750, net of issuance costs of $4,250. Interest rate under the convertible promissory note is 9% per year, and the principal and all accrued but unpaid interest are due on July 28, 2023. At any time after issuance, the note is convertible into shares of our common stock at the greater of a fixed rate or discount to the market price. The note includes a prepayment feature at a premium of 25% from the issuance date and up to 180 days. The note includes a 50% penalty premium on unpaid principal and interest upon an event of default.

The principal balance of Diagonal note #1 is $85,000 as of December 31, 2022. The Company incurred approximately $3,700 of interest expenses during the year ended December 31, 2022. Accrued interest was $3,700 as of December 31, 2022.

The Company initially recognized $4,250 of debt discount resulting from the original issue discount and the deferred financing costs. The Company amortized $1,771 through interest expenses during the year ended December 31, 2022. The balance of the unamortized debt discount is $2,479 as of December 31, 2022.

Diagonal note #2

On September 2, 2022, the Company issued a convertible promissory note pursuant to which it borrowed gross proceeds of $64,250 for net proceeds of $60,000, net of issuance costs of $4,250. Interest rate under the convertible promissory note is 9% per year, and the principal and all accrued but unpaid interest are due on September 2, 2023. At any time after issuance, the note is convertible into shares of our common stock at the greater of a fixed conversion rate or discount to the market price. The note includes a prepayment feature at a premium of 25% from the issuance date and up to 180 days. The note includes a 50% penalty premium on unpaid principal and interest upon an event of default.

During the year ended December 31, 2022, the Company did not pay any principal or interest on Diagonal note #2. The principal balance owed to Diagonal is $64,250 as of December 31, 2022. The Company incurred approximately $1,900 of interest expenses during the year ended December 31, 2022. Accrued interest was $1,900 as of December 31, 2022.

The Company initially recognized $4,250 of debt discount resulting from the original issue discount and the deferred financing costs. The Company amortized $1,417 through interest expenses during the year ended December 31, 2022. The balance of the unamortized debt discount is $2,833 as of December 31, 2022.

Diagonal note #3

On October 17, 2022, the Company issued a convertible promissory note pursuant to which it borrowed gross proceeds of $142,276 for net proceeds of $122,782, net of issuance costs of $19,494. Interest under the convertible promissory note is 10% per year, and the note includes a guaranteed twelve-month coupon or $14,227.

The maturity date of the note is October 17, 2023. The convertible note is contingently convertible upon an event of default, and the conversion price is the greater of a fixed rate or a discount to the market price. The note requires ten (10) monthly installment payments of $15,650 starting on November 30, 2022.

The Company used $12,782 from the proceeds to pay off the balance of Sixth Street Lending LLC.

The Company incurred approximately $14,227 of interest expenses and paid $1,423 of interest during the year ended December 31, 2022. Accrued interest was $12,804 as of December 31, 2022.

The Company initially recognized $19,494 of debt discount resulting from the original issue discount and the deferred financing costs. The Company amortized $4,061 through interest expenses during the year ended December 31, 2022. The balance of the unamortized debt discount is $15,433 as of December 31, 2022.

During the year ended December 31, 2022, the Company paid $19,788 of principal pursuant to the terms of the note. The balance of the Diagonal note #3 is $122,488 as of December 31, 2022.